Supplement Dated May 16, 2013
To The Current Prospectus and
Statement of Additional Information

ING Variable Annuity
ING Marathon Plus

Issued by ING Life Insurance and Annuity Company
Through Its Variable Annuity Account B

This supplement updates the prospectus and statement of additional information (“SAI”), each dated
May 1, 2013, for your variable annuity contract. Please read it carefully and keep it with your copy of the prospectus and SAI for future reference. If you have any questions, please call our Customer Service
Center at 1-800-366-0066.

The first three paragraphs under the heading “The Company” in the Prospectus and the first three paragraphs under the heading “General Information and History” in the SAI are deleted and replaced with the following:

ING Life Insurance and Annuity Company (the “Company,” “we,” “us,” “our”) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in
1976. Until May 7, 2013, we were a wholly owned indirect subsidiary of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. Through a merger, our operations include the business of Aetna Variable Annuity Life Insurance Company
(formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Prior to January 1, 2002, the Company was known as Aetna Life Insurance and
Annuity Company.

Pursuant to an agreement with the European Commission (“EC”), ING has agreed to divest itself of ING
U.S., Inc. and its subsidiaries, including the Company (collectively “ING U.S.”), which constitutes ING’s
U.S.-based retirement, investment management and insurance operations. To effect this divestment, on
May 7, 2013 ING completed an initial public offering (“IPO”) of the common stock of ING U.S. While
ING is currently the majority shareholder of the common stock of ING U.S., pursuant to the agreement with the EC mentioned above ING is required to divest itself of at least 25% of ING U.S. by the end of
2013, more than 50% by the end of 2014 and 100% by the end of 2016.

X.VARIA-13	May 2013